BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Breakdown Of Transactions With Non-controlling Interests
Transactions with non-controlling interests
IN MILLIONS OF USD	2019	2018
HG Logan Retailers JV	1.2	1.6
HG LGA Retailers JV	0.7	0.1
HG PHX T3 Retailers 2017 JV	0.5	0.2
AMS of South Florida JV	0.5	6.9
Increase in share capital of other subsidiaries	1.2	6.7
Total	4.1	15.5

Summarized statement of comprehensive income
IN MILLIONS OF USD	2019	2018	2017
Hudson Las Vegas JV
Turnover	77.0	70.8	67.1
Depreciation, amortization and impairment	(7.6)	(1.7)	(1.3)
Net profit for the year	19.1	12.4	10.9

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the net profit Hudson Las Vegas	5.2	3.3	2.9

Non-controlling interests in other subsidiaries	28.4	33.0	26.9
Total comprehensive income attributable to NCI	33.6	36.3	29.8

Summarized statement of financial position
IN MILLIONS OF USD	31.12.2019	31.12.2018	31.12.2017
Hudson Las Vegas JV
Cash and cash equivalents	10.6	6.6	5.2
Other current assets	6.6	7.4	7.2
Other non-current assets	63.2	9.6	9.4
Other current liabilities	(11.0)	(4.0)	(3.5)
Non-current liabilities	(44.3)	–	–
Net assets	25.1	19.6	18.3

Non-controlling interest	27%	27%	27%
Non-controlling interest share of the equity Hudson Las Vegas	6.8	5.3	4.9

Non-controlling interests in other subsidiaries	72.4	79.5	73.8
Total net assets attributable to NCI	79.2	84.8	78.7